Financial risk management (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Summary of Exposure to Financial Risks
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis Balance sheet analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Natural hedges are utilized to offset exchange rate movements between the asset and liability and to reduce foreign exchange gains and losses in the Condensed Consolidated Income Statement.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Market risk – share price risk	Warrant liability	Sensitivity analysis
The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the profit or loss impact that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, and trade and other receivables and other non-current assets	Aging analysis Credit ratings
Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements.

The Group manages credit risk relating to trade receivables through the implementation of credit policies and procedures.

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flow requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

Summary of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of December 31, 2025 and June 30, 2025. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of December 31, 2025			As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested - US$	3.49%	3.49%	42,049	4.18%	4.18%	117,902
Rate increase by 10%	3.84%	3.84%	147	4.60%	4.60%	493
Rate decrease by 10%	3.14%	3.14%	(147)	3.76%	3.76%	(493)

	As of December 31, 2025			As of June 30, 2025
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested - A$	3.10%	4.01%	41,174	3.35%	4.21%	49,235
Rate increase by 10%	3.41%	4.41%	148	3.69%	4.63%	185
Rate decrease by 10%	2.79%	3.61%	(148)	3.02%	3.79%	(185)

Summary of Borrowing to Price Rate Changes
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of December 31, 2025		As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings - NovaQuest	59,126	47%	11,153	9%
Non-current borrowings
Borrowings - NovaQuest	—	—	67,739	56%
	59,126	47%	78,892	65%

Summary of Increase/Decrease of Share Price
The table below summarizes the impact of the increase/decrease of Mesoblast's share price on the Group's profit or loss during the period, based on the assumption that the share price had increased/decreased by 10% and 10% with all other variables held constant as of December 31, 2025 and June 30, 2025 respectively.

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Financial liabilities
Warrant liability	14,172	5,724
Financial derivative liability	2,218	10,262
Impact on profit or (loss)
Share price increase by 10% (2025: 10%) - Warrant liability	(1,853)	(767)
Share price decrease by 10% (2025: 10%) - Warrant liability	1,821	751
Share price increase by 10% (2025: 10%) - Financial derivative liability	1,342	873
Share price decrease by 10% (2025: 10%) - Financial derivative liability	(1,815)	(925)

Summary of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value
As of December 31, 2025, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(70,436)	(6,083)	(93,233)	—	(169,752)	(126,870)
Trade payables	(33,576)	—	—	—	(33,576)	(33,576)
Lease liabilities	(2,807)	(2,958)	(3,387)	(146)	(9,298)	(8,274)
	(106,819)	(9,041)	(96,620)	(146)	(212,626)	(168,720)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at December 31, 2025.
(2)In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated receipt of net sales of Ryoncil® for the treatment of pediatric SR-aGVHD in the United States and other territories excluding Asia.